Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Sales	$ 36,242	$ 32,647
Costs and expenses
Cost of goods sold	31,097	28,207
Depreciation and amortization	1,512	1,366
Selling, general and administrative	1,717	1,587
Interest expense, net	78	86
Equity income	(148)	(189)
Other expense, net	38	584
Income from operations before income taxes	1,948	1,006
Income taxes	395	329
Net income	1,553	677
(Income) loss attributable to non-controlling interests	(39)	80
Net income attributable to Magna International Inc.	$ 1,514	$ 757
Earnings per Common Share:
Basic	$ 5.04	$ 2.52
Diluted	$ 5.00	$ 2.52
Weighted average number of Common Shares outstanding during the year [in millions]:
Basic	300.6	299.7
Diluted	302.8	300.4